Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Entity Central Index Key	0000088053
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016557
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.72%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.16%	[1]
AssetsNet	$ 73,112,985
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 132,660
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	73,112,985
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	132,660

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	100%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	34%
Financials	21%
Industrials	20%
Consumer Discretionary	10%
Communication Services	7%
Consumer Staples	4%
Materials	3%
Health Care	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Korea	24%
Taiwan	22%
China	16%
Brazil	8%
India	7%
Hong Kong	6%
Turkey	5%
South Africa	3%
United Kingdom	2%
Netherlands	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	50.3% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.3%
SK Square Co., Ltd. (Korea)	6.0%
Tencent Holdings Ltd. (China)	4.6%
SK Hynix, Inc. (Korea)	4.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Turkey)	4.1%
Samsung Electronics Co., Ltd. (Korea)	3.7%
Alibaba Group Holding Ltd. (Hong Kong)	2.9%
Contemporary Amperex Technology Co., Ltd. (China)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.4%
Naura Technology Group Co., Ltd. (China)	2.2%

C000016560
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	SEKCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.43%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.91%	[2]
AssetsNet	$ 73,112,985
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 132,660
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	73,112,985
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	132,660

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	100%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	34%
Financials	21%
Industrials	20%
Consumer Discretionary	10%
Communication Services	7%
Consumer Staples	4%
Materials	3%
Health Care	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Korea	24%
Taiwan	22%
China	16%
Brazil	8%
India	7%
Hong Kong	6%
Turkey	5%
South Africa	3%
United Kingdom	2%
Netherlands	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	50.3% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.3%
SK Square Co., Ltd. (Korea)	6.0%
Tencent Holdings Ltd. (China)	4.6%
SK Hynix, Inc. (Korea)	4.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Turkey)	4.1%
Samsung Electronics Co., Ltd. (Korea)	3.7%
Alibaba Group Holding Ltd. (Hong Kong)	2.9%
Contemporary Amperex Technology Co., Ltd. (China)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.4%
Naura Technology Group Co., Ltd. (China)	2.2%

C000205760
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	SEKRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.29%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%	[3]
AssetsNet	$ 73,112,985
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 132,660
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	73,112,985
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	132,660

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	100%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	34%
Financials	21%
Industrials	20%
Consumer Discretionary	10%
Communication Services	7%
Consumer Staples	4%
Materials	3%
Health Care	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Korea	24%
Taiwan	22%
China	16%
Brazil	8%
India	7%
Hong Kong	6%
Turkey	5%
South Africa	3%
United Kingdom	2%
Netherlands	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	50.3% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.3%
SK Square Co., Ltd. (Korea)	6.0%
Tencent Holdings Ltd. (China)	4.6%
SK Hynix, Inc. (Korea)	4.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Turkey)	4.1%
Samsung Electronics Co., Ltd. (Korea)	3.7%
Alibaba Group Holding Ltd. (Hong Kong)	2.9%
Contemporary Amperex Technology Co., Ltd. (China)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.4%
Naura Technology Group Co., Ltd. (China)	2.2%

C000016561
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Class S
Trading Symbol	SEMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.47%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[4]
AssetsNet	$ 73,112,985
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 132,660
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	73,112,985
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	132,660

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	100%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	34%
Financials	21%
Industrials	20%
Consumer Discretionary	10%
Communication Services	7%
Consumer Staples	4%
Materials	3%
Health Care	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Korea	24%
Taiwan	22%
China	16%
Brazil	8%
India	7%
Hong Kong	6%
Turkey	5%
South Africa	3%
United Kingdom	2%
Netherlands	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	50.3% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.3%
SK Square Co., Ltd. (Korea)	6.0%
Tencent Holdings Ltd. (China)	4.6%
SK Hynix, Inc. (Korea)	4.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Turkey)	4.1%
Samsung Electronics Co., Ltd. (Korea)	3.7%
Alibaba Group Holding Ltd. (Hong Kong)	2.9%
Contemporary Amperex Technology Co., Ltd. (China)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.4%
Naura Technology Group Co., Ltd. (China)	2.2%

C000063926
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	SEKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.91%	[5]
AssetsNet	$ 73,112,985
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 132,660
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	73,112,985
Number of Portfolio Holdings	73
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	132,660

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Equity Securities	100%
Cash Equivalents	1%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	34%
Financials	21%
Industrials	20%
Consumer Discretionary	10%
Communication Services	7%
Consumer Staples	4%
Materials	3%
Health Care	1%

Geographical Diversification

Table Summary
Country	% of Net Assets
Korea	24%
Taiwan	22%
China	16%
Brazil	8%
India	7%
Hong Kong	6%
Turkey	5%
South Africa	3%
United Kingdom	2%
Netherlands	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	50.3% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	17.3%
SK Square Co., Ltd. (Korea)	6.0%
Tencent Holdings Ltd. (China)	4.6%
SK Hynix, Inc. (Korea)	4.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Turkey)	4.1%
Samsung Electronics Co., Ltd. (Korea)	3.7%
Alibaba Group Holding Ltd. (Hong Kong)	2.9%
Contemporary Amperex Technology Co., Ltd. (China)	2.6%
Capitec Bank Holdings Ltd. (South Africa)	2.4%
Naura Technology Group Co., Ltd. (China)	2.2%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.